Indebtedness - Future Principal Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 3,672
2019	931,541
2020	338,433
2021	14,420
2022	575,518
Thereafter	399,563
Total	2,263,147
Unamortized premiums, discounts and certain issuance costs	18,055
Total debt outstanding	$ 2,245,092